DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Discontinued Operations
Schedule of disposal pstt

Six Months Ended June 30, 2023
CNY
(Unaudited)

Revenue	12,216
Cost of sales	(5,376)
GROSS PROFIT	6,840

Selling and distribution expenses	(420)
Administrative expenses	(5,139)
Other income	142
Impairment losses on financial assets	(10,763)
Finance costs	(1,886)
Finance income	8,098

LOSS BEFORE INCOME TAX	(3,128)

Income tax expense	(1,827)

LOSS FOR THE PERIOD FROM THE DISCONTINUED OPERATIONS	(4,955)

ATTRIBUTABLE TO:
Owners of the Company	(6,236)
Non-controlling interests	1,281

	2021	2022	For the period from January 1, 2023 to July 28, 2023
	CNY	CNY	CNY
Revenue	18,735	20,306	12,748
Cost of sales	(18,494)	(14,485)	(5,872)
Gross profit	241	5,821	6,876
Selling and distribution expenses	(922)	(700)	(442)
Administrative expenses	(11,793)	(11,501)	(5,699)
Other (losses)/income	(782)	205	142
Impairment (losses)/reversal on financial assets	(3,330)	1,073	(9,931)
Finance costs	(4,193)	(3,586)	(1,906)
Finance income	16,922	15,594	8,785

(LOSS)/PROFIT BEFORE INCOME TAX	(3,857)	6,906	(2,175)

Income tax expense	(7,230)	(5,864)	(1,931)

(LOSS)/PROFIT FOR THE YEAR/PERIOD FROM THE DISCONTINUED OPERATIONS	(11,087)	1,042	(4,106)
Attributable to:
Owners of the company	(4,268)	(1,285)	(5,504)
Non-controlling interests	(6,819)	2,327	1,398

Schedule of major classes of assets and liabilities

	December 31, 2022	July 28, 2023
	CNY	CNY
ASSETS
NON-CURRENT ASSETS
Property, plant and equipment	367	282
Intangible assets	19,381	18,921
Right-of-use Assets	1,980	1,621
Trade receivables	10,520	4,714
Contract assets	89,713	88,423

TOTAL NON-CURRENT ASSETS	121,961	113,961

CURRENT ASSETS
Inventories	729	911
Trade receivables - current	46,760	56,277
Bills receivable	8,500	—
Contract assets - current	21,647	17,842
Prepayments	1,723	902
Other receivable	84,865	82,857
Other current assets	3,160	3,160
Cash and cash equivalents	25,655	37,460

TOTAL CURRENT ASSETS	193,039	199,409

TOTAL ASSETS	315,000	313,370

LIABILITIES
CURRENT LIABILITIES
Trade payables	20,225	21,522
Contract Liability	690	690
Other payables and accruals	141,136	143,067
Income tax payable	10,732	11,673
Interest-bearing loans and borrowings - current	3,000	3,500
Lease liabilities - current	645	584
Due to related companies	444	496

TOTAL CURRENT LIABILITIES	176,872	181,532

NON-CURRENT LIABILITIES
Deferred tax liabilities	5,276	5,266
Lease liabilities - non current	1,248	1,073
Interest-bearing loans and borrowings	71,000	69,000

TOTAL NON-CURRENT LIABILITIES	77,524	75,339

TOTAL LIABILITIES	254,396	256,871

NET ASSETS	60,604	56,499

Equity attributable to owners of the Company	(49,076)	(54,579)
Non-controlling interests	109,680	111,078

Schedule of discontinued operations cash flow

Six Months Ended June 30, 2023
CNY

Operating activities	5,702
Investing activities	(6)
Financing activities	(3,378)
Net foreign exchange difference	52
Net increase in cash and cash equivalents	2,370

Loss per share
– Basic, from the discontinued operations	(0.76)
– Diluted, from the discontinued operations	(0.76)

The calculations of basic and diluted earnings per share from discontinued operations are based on:

Six Months Ended June 30, 2023
CNY

Loss for the period attributable to owners of the Company from discontinued operations	(6,236)
Weighted average number of ordinary shares in issue during the period used in the basic and diluted earnings per share calculation (Note 7)	8,197,897

	2021	2022	For the period from January 1, 2023 to July 28, 2023
	CNY	CNY	CNY
Operating activities	(11,166)	(2,255)	15,162
Investing activities	8,835	(13)	(12)
Financing activities	(11,936)	(11,930)	(3,378)
Net foreign exchange difference	(9)	—	33
Net (decrease) /increase in cash and cash equivalents	(14,276)	(14,198)	11,805

Loss per share
– Basic, from the discontinued operations	(0.52)	(0.15)	(0.67)
– Diluted, from the discontinued operations	(0.52)	(0.15)	(0.67)

The calculations of basic and diluted earnings per share from discontinued operations are based on:

	2021	2022	For the period from January 1, 2023 to July 28, 2023
	CNY	CNY	CNY
Loss for the year attributable to owners of the Company from discontinued operations	(4,268)	(1,285)	(5,504)
Weighted average number of ordinary shares in issue during the year / period used in the basic and diluted earnings per share calculation (note 8)	8,144,050	8,189,617	8,222,658